Cryptocurrencies	9 Months Ended
Apr. 30, 2026
DevvStream Corp [Member]
Cryptocurrencies [Line Items]
Cryptocurrencies

6.      Cryptocurrencies

The Company holds cryptocurrency assets and related cash balances with Bitgo Trust Company, Inc., a cryptocurrency exchange which is a South Dakota chartered trust company. These holdings are subject to collateral requirements associated with the Company’s convertible debentures issued to Helena, the proceeds of which were used to fund the Bitgo account (Note 10).

Under the terms of this financing arrangement, all cryptocurrency and cash maintained with Bitgo are restricted to secure the Helena convertible debt until the fair value of the Company’s cryptocurrency holdings exceeds $20 million (the “Threshold Amount”). Helena also maintains a first preference claim on the Company’s assets until the Threshold Amount is met. Once the Threshold Amount is achieved, only cryptocurrency holdings up to $20 million in a segregated account remain pledged as security; however, as of April 30, 2026, the Threshold Amount had not been met, and all cryptocurrency and cash balances remained fully restricted.

Cryptocurrencies are accounted for as indefinite-lived intangible assets in accordance with ASC 350-60 and are subsequently measured at fair value, with changes in fair value recognized in earnings in accordance with ASC 350-60-35 and ASC 820. Fair value is determined using quoted prices in active markets.

Activity in cryptocurrency holdings during the nine months ended April 30, 2026 was as follows:

	Bitcoin	Solana	USDC	Total
Balance, August 1, 2025	$—	$—	$—	$—
Purchases	2,562,500	2,562,500	100	5,125,100
Sales	—	—	(100)	(100)
Staking income earned	—	55,932	—	55,932
Fair value loss	(866,328)	(1,576,115)	—	(2,442,443)
Balance, April 30, 2026	$1,696,172	$1,042,317	$—	$2,738,489

As at April 30, 2026, the Company held 22.229041 BTC and 12,554.44 SOL, with fair values of $76,304.32 per BTC and $83.02 per SOL. The Company also held $79,990 in cash in the Bitgo account (Note 10). All cryptocurrency and cash balances are presented as non-current assets, as management does not expect to liquidate these assets within the next twelve months and the balances are pledged as collateral for long-term debt, in accordance with ASC 210-10-45.

The Company participates in staking activities for Solana. Staked Solana remains recognized as an asset of the Company because delegation to validators does not transfer control of the underlying tokens, and the criteria for derecognition under ASC 350-10-40 are not met. Staking rewards are recognized in earnings when earned and measured at fair value on the date earned. During the period, the Company earned 443.46 SOL, with a total fair value of $55,932.

On May 28, 2026, the Company received a Notice of Exclusive Control from Helena, in relation to the Helena convertible debt (Note 10), in which Helena asserted an event of default had occurred in relation to a failure to cause a registration statement covering the resale of shares issuable upon conversion of the Helena convertible debt to be declared effective by the Securities and Exchange Commission by the applicable deadline. As such, Helena has instructed Bitgo to exercise control rights over the custodial account and removed the Company’s rights over the custodial account, with the stated intent of liquidation of assets held in the custodial account to be applied against the balance of the Helena convertible debt and asserted liquidated damages. The Company has accrued a default penalty liability as of April 30, 2026 of $1,159,038 (Note 10) in relation to the failure to cause a registration statement to be declared effective.

On June 8, 2026, the Company entered into a settlement agreement with Helena in which among others, the Company has agreed to relinquish control over the Bitgo custodial account, with a mutually agreed valuation of $2,600,000 for the cryptocurrency and restricted cash held in the account, which is applied against the Helena convertible debt, with a remaining debt (Note 10) consisting of liquidated damages and penalties remaining outstanding subsequently.